Income Taxes - Reconciliation of income tax expense to federal statutory rate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax at statutory rate	$ 104,372		$ 85,528		$ 54,559
Partnership income not subject to income taxes	(74,426)		(36,253)		(12,623)
State income taxes	1,758		5,291		4,142
Unrecognized tax benefits	0		0		1,248
Regulatory assets	0		3		(1,491)
Other	1		4		(167)
Total	$ 31,705	[1]	$ 54,573	[1]	$ 45,668	[1]
Effective tax rate	10.60%		22.30%		29.30%

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of the Northern West Virginia Marcellus gathering system (NWV Gathering) and the Jupiter natural gas gathering system (Jupiter). Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise Pipeline, LLC (Sunrise). See Note 2.